Employee Benefit Plan (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Employee Benefit Plan [Abstract]
Total expenses of plan amount	$ 128,351	$ 107,255	$ 60,416